UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

215-882-9983
Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2024

Date of reporting period: November 30, 2023

Item 1. Reports to Stockholders.

Sparkline Intangible Value ETF

Semi-Annual Report

November 30, 2023

SPARKLINE INTANGIBLE VALUE ETF

SPARKLINE INTANGIBLE VALUE ETF

Tabular Presentation of Schedule of Investments
As of November 30, 2023 (Unaudited)

Sector[1]	% Net Assets
Information Technology	33.5%²
Industrials	16.5%
Communication Services	14.5%
Health Care	10.6%
Financials	10.4%
Consumer Discretionary	10.4%
Consumer Staples	1.3%
Materials	1.3%
Real Estate	0.9%
Other[3]	0.6%
Total	100.0%

1	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser's internal sector classifications.
2	For purposes of the Fund's compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund's holdings in the sub-classifications exceed 25% of the Fund's total assets.
3	Cash, cash equivalents, short-term investments and other assets less liabilities.

Sparkline Intangible Value ETF
Schedule of Investments
November 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 5.4%
1,853	Boeing Co. (a)	$429,210
875	General Dynamics Corp.	216,099
849	L3Harris Technologies, Inc.	161,998
622	Lockheed Martin Corp.	278,513
572	Northrop Grumman Corp.	271,792
3,140	RTX Corp.	255,847
		1,613,459
Agricultural & Farm Machinery - 0.2%
566	AGCO Corp.	64,258
Air Freight & Logistics - 1.0%
1,115	FedEx Corp.	288,595
Apparel Retail - 0.3%
5,035	Gap, Inc.	101,052
Apparel, Accessories & Luxury Goods - 0.2%
2,105	Tapestry, Inc.	66,665
Application Software - 6.6%
707	Adobe, Inc. (a)	431,984
2,348	Asana, Inc. - Class A (a)	49,331
2,103	DocuSign, Inc. (a)	90,639
4,288	Dropbox, Inc. - Class A (a)	120,836
2,856	Nutanix, Inc. - Class A (a)	123,065
2,381	Salesforce, Inc. (a)	599,774
1,235	Splunk, Inc. (a)	187,152
828	Workday, Inc. - Class A (a)	224,156
1,916	Zoom Video Communications, Inc. - Class A (a)	129,962
		1,956,899
Asset Management & Custody Banks - 0.2%
4,699	Invesco Ltd. ADR (b)	67,055
Automobile Manufacturers - 1.6%
22,239	Ford Motor Co.	228,172
7,858	General Motors Co.	248,313
		476,485
Automotive Parts & Equipment - 0.3%
2,509	BorgWarner, Inc.	84,528
Automotive Retail - 0.2%
1,408	Carvana Co. (a)	44,100
Biotechnology - 1.2%
640	Biogen, Inc. (a)	149,811
2,818	Gilead Sciences, Inc.	215,859
		365,670
The accompanying notes are an integral part of these financial statements.

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)

Shares		Value
Broadcasting - 0.2%
4,926	Paramount Global - Class B	$70,787
Broadline Retail - 4.9%
7,386	Amazon.com, Inc. (a)	1,079,021
4,056	eBay, Inc.	166,337
1,411	Etsy, Inc. (a)	106,968
1,836	Kohl's Corp.	43,054
4,347	Macy's, Inc.	68,943
		1,464,323
Building Products - 0.5%
2,842	Johnson Controls International PLC ADR (b)	150,058
Cable & Satellite - 1.8%
493	Charter Communications, Inc. - Class A (a)	197,264
7,908	Comcast Corp. - Class A	331,266
		528,530
Communications Equipment - 3.2%
2,077	Ciena Corp. (a)	95,230
9,738	Cisco Systems, Inc.	471,124
710	F5, Inc. (a)	121,545
3,903	Juniper Networks, Inc.	111,040
507	Motorola Solutions, Inc.	163,695
		962,634
Computer & Electronics Retail - 0.4%
1,760	Best Buy Co., Inc.	124,854
Construction & Engineering - 0.4%
1,299	AECOM	115,429
Construction Machinery & Heavy Transportation Equipment - 0.7%
926	Cummins, Inc.	207,572
Consumer Finance - 1.1%
2,548	Ally Financial, Inc.	74,453
2,246	Capital One Financial Corp.	250,788
		325,241
Consumer Staples Merchandise Retail - 1.0%
2,155	Target Corp.	288,361
Data Processing & Outsourced Services - 0.2%
2,127	Genpact Ltd. ADR (b)	72,233
Diversified Banks - 4.3%
7,090	Citigroup, Inc.	326,849
3,125	JPMorgan Chase & Co.	487,750
10,201	Wells Fargo & Co.	454,863
		1,269,462
The accompanying notes are an integral part of these financial statements.

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)

Shares		Value
Diversified Chemicals - 0.2%
2,169	Huntsman Corp.	$53,357
Drug Retail - 0.3%
4,629	Walgreens Boots Alliance, Inc.	92,302
Electrical Components & Equipment - 0.2%
4,562	Sunrun, Inc. (a)	58,850
Electronic Components - 0.5%
4,833	Corning, Inc.	137,692
Electronic Equipment & Instruments - 0.8%
2,234	Trimble, Inc. (a)	103,658
518	Zebra Technologies Corp. - Class A (a)	122,756
		226,414
Electronic Manufacturing Services - 0.9%
1,013	Jabil, Inc.	116,819
1,125	TE Connectivity Ltd. ADR (b)	147,375
		264,194
Health Care Distributors - 0.5%
1,315	Cardinal Health, Inc.	140,810
Health Care Equipment - 1.5%
3,385	Baxter International, Inc.	122,131
4,160	Medtronic PLC ADR (b)	329,763
		451,894
Health Care Facilities - 0.2%
952	Tenet Healthcare Corp. (a)	65,698
Health Care Services - 1.8%
3,341	CVS Health Corp.	227,021
1,016	DaVita, Inc. (a)	103,083
496	Laboratory Corp. of America Holdings	107,587
711	Quest Diagnostics, Inc.	97,571
		535,262
Health Care Technology - 0.2%
3,595	Teladoc Health, Inc. (a)	65,213
Homefurnishing Retail - 0.2%
1,161	Wayfair, Inc. - Class A (a)	64,784
Hotels, Resorts & Cruise Lines - 0.5%
1,136	Expedia Group, Inc. (a)	154,700
Household Appliances - 0.3%
709	Whirlpool Corp.	77,210
Housewares & Specialties - 0.2%
5,658	Newell Brands, Inc.	43,171
The accompanying notes are an integral part of these financial statements.

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)

Shares		Value
Industrial Conglomerates - 2.9%
2,438	3M Co.	$241,533
2,563	General Electric Co.	312,173
1,628	Honeywell International, Inc.	318,958
		872,664
Industrial Machinery & Supplies & Components - 0.3%
944	Stanley Black & Decker, Inc.	85,810
Integrated Telecommunication Services - 2.7%
24,564	AT&T, Inc.	407,025
10,553	Verizon Communications, Inc.	404,496
		811,521
Interactive Media & Services - 8.2%
4,378	Alphabet, Inc. - Class A (a)	580,216
4,340	Alphabet, Inc. - Class C (a)	581,213
2,926	Meta Platforms, Inc. - Class A (a)	957,241
3,250	Pinterest, Inc. - Class A (a)	110,728
13,670	Snap, Inc. - Class A (a)	189,056
		2,418,454
Internet Services & Infrastructure - 1.2%
1,102	Akamai Technologies, Inc. (a)	127,314
1,534	Okta, Inc. (a)	102,855
2,062	Twilio, Inc. - Class A (a)	133,370
		363,539
Investment Banking & Brokerage - 1.8%
794	Goldman Sachs Group, Inc.	271,183
3,231	Morgan Stanley	256,348
		527,531
IT Consulting & Other Services - 4.4%
1,432	Accenture PLC - Class A ADR (b)	477,056
913	Amdocs Ltd. ADR (b)	76,482
3,203	Cognizant Technology Solutions Corp. - Class A	225,427
3,193	DXC Technology Co. (a)	73,854
2,832	International Business Machines Corp.	449,042
		1,301,861
Leisure Products - 0.4%
1,256	Hasbro, Inc.	58,291
877	Polaris, Inc.	72,326
		130,617
Life & Health Insurance - 0.5%
1,429	Prudential Financial, Inc.	139,728
Life Sciences Tools & Services - 0.5%
672	IQVIA Holdings, Inc. (a)	143,875
The accompanying notes are an integral part of these financial statements.

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)

Shares		Value
Managed Health Care - 1.1%
2,070	Centene Corp. (a)	$152,518
379	Humana, Inc.	183,762
		336,280
Motorcycle Manufacturers - 0.2%
1,609	Harley-Davidson, Inc.	48,254
Movies & Entertainment - 0.5%
1,292	Roku, Inc. (a)	134,626
Paper & Plastic Packaging Products & Materials - 0.3%
1,815	Westrock Co.	74,724
Passenger Airlines - 1.4%
1,593	Alaska Air Group, Inc. (a)	60,231
8,357	American Airlines Group, Inc. (a)	103,878
3,712	Delta Air Lines, Inc.	137,084
3,165	United Airlines Holdings, Inc. (a)	124,701
		425,894
Passenger Ground Transportation - 1.2%
6,559	Lyft, Inc. - Class A (a)	76,937
4,876	Uber Technologies, Inc. (a)	274,909
		351,846
Pharmaceuticals - 3.6%
5,073	Bristol-Myers Squibb Co.	250,505
645	Jazz Pharmaceuticals PLC ADR (a)(b)	76,258
2,273	Merck & Co., Inc.	232,937
13,132	Pfizer, Inc.	400,132
12,159	Viatris, Inc.	111,620
		1,071,452
Property & Casualty Insurance - 0.6%
1,252	Allstate Corp.	172,613
Real Estate Services - 0.9%
1,340	CBRE Group, Inc. - Class A (a)	105,806
561	Jones Lang LaSalle, Inc. (a)	87,247
2,006	Zillow Group, Inc. - Class C (a)	82,126
		275,179
Research & Consulting Services - 2.2%
1,126	Booz Allen Hamilton Holding Corp.	140,896
305	CACI International, Inc. - Class A (a)	97,890
1,051	Jacobs Solutions, Inc.	133,666
1,275	Leidos Holdings, Inc.	136,833
550	Science Applications International Corp.	64,576
1,381	TransUnion	81,092
		654,953
The accompanying notes are an integral part of these financial statements.

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)

Shares		Value
Restaurants - 0.5%
1,431	DoorDash, Inc. - Class A (a)	$134,485
Semiconductors - 7.4%
2,691	Advanced Micro Devices, Inc. (a)	326,042
237	Broadcom, Inc.	219,483
11,931	Intel Corp.	533,316
3,521	Micron Technology, Inc.	268,019
1,195	NXP Semiconductors N.V. ADR (b)	243,876
883	Qorvo, Inc. (a)	85,210
3,346	Qualcomm, Inc.	431,801
944	Skyworks Solutions, Inc.	91,502
		2,199,249
Specialized Consumer Services - 0.2%
1,582	H&R Block, Inc.	71,854
Specialty Chemicals - 0.8%
2,046	DuPont de Nemours, Inc.	146,371
962	Eastman Chemical Co.	80,644
		227,015
Systems Software - 4.4%
5,024	Gen Digital, Inc.	110,930
5,720	Oracle Corp.	664,721
1,042	Palo Alto Networks, Inc. (a)	307,484
1,701	Teradata Corp. (a)	80,372
666	Zscaler, Inc. (a)	131,555
		1,295,062
Technology Hardware, Storage & Peripherals - 4.0%
3,670	Dell Technologies, Inc. - Class C	278,443
9,847	Hewlett Packard Enterprise Co.	166,513
6,802	HP, Inc.	199,571
1,813	NetApp, Inc.	165,690
3,340	Pure Storage, Inc. - Class A (a)	111,255
1,380	Seagate Technology Holdings PLC ADR (b)	109,158
3,071	Western Digital Corp. (a)	148,360
		1,178,990
Transaction & Payment Processing Services - 1.9%
3,421	Block, Inc. (a)	216,994
4,799	PayPal Holdings, Inc. (a)	276,470
5,080	Western Union Co.	59,080
		552,544
Wireless Telecommunication Services - 1.1%
2,158	T-Mobile US, Inc.	324,671
	TOTAL COMMON STOCKS (Cost $27,161,766)	29,465,092

The accompanying notes are an integral part of these financial statements.

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)

Shares		Value
MONEY MARKET FUNDS - 0.4%
119,398	First American Government Obligations Fund - Class X, 5.29% (c)	$119,398
	TOTAL MONEY MARKET FUNDS (Cost $119,398)	119,398

	TOTAL INVESTMENTS (Cost $27,281,164) - 99.8%	$29,584,490
	Other Assets in Excess of Liabilities - 0.2%	49,490
	TOTAL NET ASSETS - 100.0%	$29,633,980

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a) Non-income producing security.
(b) Foreign issued security.
(c) Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2023 (Unaudited)

Assets:
Investments in securities, at value	$29,584,490
Dividends and interest receivable	61,658
Securities lending income receivable (Note 4)	2
Total assets	29,646,150

Liabilities:
Accrued investment advisory fees	12,170
Total liabilities	12,170
Net Assets	$29,633,980

Net Assets Consist of:
Paid-in capital	27,170,241
Total distributable earnings (accumulated deficit)	2,463,739
Net Assets:	$29,633,980

Calculation of Net Asset Value Per Share:
Net Assets	$29,633,980
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	1,180,000
Net Asset Value per Share	$25.11

Cost of Investments in Securities	$27,281,164

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF

STATEMENT OF OPERATIONS
For the Period Ended November 30, 2023 (Unaudited)

Investment Income:
Dividend income	$259,808
Interest income	2,537
Securities lending income, net (see Note 5)	252
Total investment income	262,597

Expenses:
Investment advisory fees	70,278
Net expenses	70,278

Net Investment Income (Loss)	192,319

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	613,246
613,246
Net change in unrealized appreciation (depreciation) on:
Investments	1,832,168
1,832,168
Net realized and unrealized gain (loss) on investments:	2,445,414
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,637,733

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF

 STATEMENT OF CHANGES IN NET ASSETS

	For the Period Ended November 30, 2023 (Unaudited)	For the Year Ended May 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$192,319	$126,296
Net realized gain (loss) on investments	613,246	(36,544)
Net change in unrealized appreciation (depreciation) on investments	1,832,168	1,015,849
Net increase (decrease) in net assets resulting from operations	2,637,733	1,105,601

Distributions to Shareholders:
Distributable earnings	(149,632)	(92,348)
Total distributions to shareholders	(149,632)	(92,348)

Capital Share Transactions:
Proceeds from shares sold	7,329,521	20,994,013
Payments for shares redeemed	(2,695,300)	(3,772,576)
Net increase (decrease) in net assets derived from net change in capital share transactions	4,634,221	17,221,437
Net Increase (Decrease) in Net Assets	7,122,322	18,234,690

Net Assets:
Beginning of year	22,511,658	4,276,968
End of year	$29,633,980	$22,511,658

Changes in Shares Outstanding:
Shares outstanding, beginning of year	990,000	190,000
Shares sold	300,000	970,000
Shares repurchased	(110,000)	(170,000)
Shares outstanding, end of year	1,180,000	990,000

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF

FINANCIAL HIGHLIGHTS
For the Period Ended November 30, 2023 (Unaudited)

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain on Investments	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)	Net Investment Income(3)	Portfolio Turnover Rate(5)
For the Period Ended November 30, 2023 (Unaudited)	$22.74	0.16	2.33	2.49	(0.12)	(0.12)	$25.11	17.18%	$29,634	0.50%	1.37%	23%
Year Ended May 31, 2023	$22.51	0.28	0.12	0.40	(0.17)	(0.17)	$22.74	1.85%	$22,512	0.50%	1.28%	56%
June 29, 2021(6) to May 31, 2022	$25.00	0.21	(2.58)	(2.37)	(0.12)	(0.12)	$22.51	-9.55%	$4,277	0.50%	0.93%	49%

(1) Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3) For periods of less than one year, these ratios are annualized.
(4) Net expenses include effects of any reimbursement or recoupment.
(5) Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.
(6) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

Sparkline Intangible Value ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on June 29, 2021. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2023 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of November 30, 2023, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2023 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of November 30, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets*
Common Stocks	$29,465,092	$—	$—	$29,465,092
Money Market Funds	119,398	—	—	119,398
Total Investments in Securities	$29,584,490	$—	$—	$29,584,490

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended November 30, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended November 30, 2023, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended November 30, 2023, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended November 30, 2023, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2023 (Unaudited)
realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in“Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of and taxes on unrealized gains.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund

H.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal year ended May 31, 2023 the following table shows the reclassifications made:

Distributable Earnings	Paid in Capital
$(451,020)	$451,020

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2023 (Unaudited)
NOTE 3 – RISKS

Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Value Style Investing Risk. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price, or the markets favor faster-growing companies. Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the companies’ true business values, including its assessment of their intangible value, or because the Sub-Adviser misjudged.

Alternate Valuation Risk. The Sub-Adviser assesses the intrinsic values of companies by incorporating alternate, non-traditional measurements, within its calculations. There is a risk that the alternate measurements may be incorrect or the Sub-Adviser’s assessment of them may not be reflected in the company’s stock price. In addition, there is a risk that some alternate valuation data for particular companies may be impossible or difficult to obtain, or difficult to analyze even with the aid of NLP tools. As a result, the Sub-Adviser may need to rely on different data sources when valuing differing companies. Therefore, the Sub-Adviser’s strategy of incorporating alternate valuations with traditional valuations may not produce the desired results and may not perform as expected.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Technology Sector Risk. The Fund will have exposure to companies operating in the technology sector. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Communications Sector Risk. The Fund will have exposure to companies operating in the communications sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other fierce competitive pressures, including pricing competition. They may also be adversely affected by research and development costs, substantial capital requirements, and increased governmental regulation.

Consumer Discretionary Sector Risk. The Fund will have exposure to companies operating in the consumer discretionary sector. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Healthcare Sector Risk. The Fund will have exposure to companies operating in the healthcare sector. Companies in the healthcare sector, including drug related companies, may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2023 (Unaudited)

Quantitative Security Selection Risk. Data for some companies may be less available and/or less current than data for companies in other markets. The Sub-Adviser uses quantitative models, and its processes could be adversely affected if erroneous or outdated data is utilized. In addition, securities selected using a quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.

Machine Learning Risk. The Fund relies heavily on a proprietary “machine learning” selection process as well as data and information supplied by third parties that are utilized in that process. To the extent the machine learning process does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value. If the input data is incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the data been correct and complete.

Alternative Data Risk. The Sub-Adviser employs so-called “alternative data,” which generally refers to data that is not the traditional exchange or accounting data that has been widely used by the mainstream investment industry. Risks associated with alternative data include the possibility of new legal and regulatory frameworks targeting the collection and use of the data or technological changes that may make the data less useful or available. There is also the possibility that the organizations providing alternative data may cease operations, change business models, or suffer temporary outages due to technical issues. Insider trading and “fair practice” laws are generally untested in this area. Investment decisions based on alternative data may be flawed for various reasons, such as incomplete, “dirty” or misunderstood data, or problems with the technology used to collect and analyze it.

Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s or Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, the Fund’s principal investment strategies are dependent upon the Sub-Adviser’s use of its proprietary machine learning security selection process and, as a result, the Sub-Adviser’s skill in understanding and utilizing such process.

Small- & Mid-Capitalization Companies Risk. Investing in securities of small- and medium-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small- and medium-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

REIT Risk. A Real Estate Investment Trust (REIT) is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. Investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2023 (Unaudited)

Sparkline Capital LP (the “Sub-Adviser”) serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

At a Board meeting held on June 9, 2023, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, reapproved the Advisory and Sub-Advisory Agreements. Per the Advisory Agreement, the Fund pays an annual rate of 0.50% to the Adviser monthly based on average daily net assets. A description of the Board’s consideration is included in this report.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

 NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal year, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal year, there were no securities on loan for the Fund.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net") for the fiscal period was $252.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2023 (Unaudited)
The Fund is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended November 30, 2023, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$7,575,928	$6,350,454

For the fiscal period ended November 30, 2023, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$6,199,455	$2,684,450

For the fiscal period ended November 30, 2023, short-term and long-term gains on in-kind transactions were as follows:

Short Term	Long Term
$508,671	$87,944

There were no purchases or sales of U.S. Government securities during the fiscal period.

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal periods ended November 30, 2023 and May 31, 2023 were as follows:

Fiscal Period Ended November 30, 2023	Fiscal Period Ended May 31, 2023
Ordinary Income	Ordinary Income
$149,632	$92,348

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to November 30, 2023, that materially impacted the amounts or disclosures in the Fund’s financial statements.

SPARKLINE INTANGIBLE VALUE ETF

EXPENSE EXAMPLE
NOVEMBER 30, 2023 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period

Actual[1]	0.50%	$1,000.00	$1,110.30	$2.64
Hypothetical (5% annual return before expenses)	0.50%	1,000.00	1,022.50	2.53

1	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/366, to reflect the one-half year period.

SPARKLINE INTANGIBLE VALUE ETF

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (each a “Fund”, and collectively, the “Funds”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect each Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Trust’s Board of Trustees has designated the certain representatives of the Adviser as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the June 9, 2023, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2023. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Fund to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Fund’s ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

SPARKLINE INTANGIBLE VALUE ETF
MANAGEMENT OF THE FUND

Trustees and Officers
The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser, the Sub-Adviser, and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.
The Board is comprised of four Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees (the “Independent Trustees”) are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust. The fund complex includes all funds advised by the Adviser (“Fund Complex”).
The Trustees, their age, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age, term of office and length of time served and their principal business occupations during the past five years are shown below.
The address of each Trustee and each Officer is: c/o EA Series Trust, 19 East Eagle Road, Havertown, PA 19083.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Indefinite term; Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003–present).	49	None
Michael S. Pagano, Ph.D., CFA® Born: 1962	Trustee and Audit Committee Chairman	Indefinite term; Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999–present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008–present).	49	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Indefinite term; Since 2018	Co-founder and CEO, PeopleJoy (2016–present).	49	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and Chairman	Indefinite term; Since 2014; President (2014 – 2023)	Founder and Executive Managing Member, EA Advisers (2013–present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010–present).	49	None
* Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

SPARKLINE INTANGIBLE VALUE ETF
MANAGEMENT OF THE FUND (Continued)

Officers

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Patrick R. Cleary Born: 1982	President and Chief Executive Officer	Since 2023; Chief Compliance Officer (2015 – 2022); Secretary (2015 – 2023)	Chief Operating Officer and Managing Member, Alpha Architect (2014 – present); Chief Executive Officer of EA Advisers (2021 – present).
Alyssa M. Bernard Born: 1988	Secretary	Since 2023	General Counsel, EA Advisers (October 2023–present); Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2021–2023); Assistant Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2018–2021).
Sean Hegarty Born: 1993	Treasurer, Chief Financial Officer and Comptroller	Since 2023; Assistant Treasurer (2022 – 2023)	Chief Operating Officer, EA Advisers (2022–present); Assistant Vice President—Fund Administration, U.S. Bank Global Fund Services (2018–2022); Staff Accountant, Cohen & Company (2015–2018).
Jessica Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, EA Advisers (2021–present); Chief Compliance Officer, Alpha Architect (2021 – present); Chief Compliance Officer, Snow Capital (2015–2021).
Brian P. Massaro Born: 1997	Assistant Treasurer	Since 2023	Chief Technology Officer, EA Advisers (2023 – present); Assistant Operating Officer, EA Advisers (2022 – present); Mutual Funds Administrator, U.S. Bank Global Fund Services (2019–2022).

SPARKLINE INTANGIBLE VALUE ETF

BOARD REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENT (UNAUDITED)

The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met virtually on
June 9, 2023 to consider the approval of Advisory Agreement between the Trust, on behalf of the Sparkline Intangible Value ETF (the “Fund”), and Empowered Funds, LLC (the “Adviser”), as well as to consider the approval of the Sub-Advisory Agreement between the Adviser and Sparkline Capital LP (the “Sub-Adviser”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement and Sub-Advisory Agreement. In connection with considering approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed copies of the proposed Advisory Agreement and Sub-Advisory Agreement. During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services provided by the Adviser to ITAN. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and ITAN, and arranging service providers for ITAN. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to ITAN, executing all ITAN’s transactions, monitoring compliance with ITAN’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services being provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and ITAN Sub-Adviser’s personnel, the experience of the portfolio manager in managing assets and the adequacy of each of the Adviser’s and ITAN Sub-Adviser’s resources. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the ITAN Sub-Adviser. The Board also considered that ITAN Sub-Adviser provides its services to ITAN as a non-discretionary investment sub-adviser.

Performance. The Board considered the third-party peer group analysis that included a comparison against both other exchanged-traded funds and mutual funds. It was determined that the ITAN Sub-Adviser has consistently managed the Fund’s portfolio with its stated investment objective and strategies. The Trustees noted that ITAN trailed the performance of its ETF and mutual fund peer group by 200 and 100 basis points, respectively, over the past 12 months. It was noted that ITAN has only been in operation since June 2021 so its performance record remains very limited. The Board concluded that ITAN’s performance was reasonable.

Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services provided by the Adviser and ITAN Sub-Adviser, respectively. With respect to the advisory fee and expense ratio for the Fund, the Board also considered the fees and expense ratios versus the fees and expenses charged to other exchange-traded funds and mutual funds. The Board noted that, as it relates to ITAN, the Fund’s expense ratio was below the average expense ratio for its ETF and mutual fund peer groups. As it relates to ITAN’s management fee, the Fund’s management fee was below its ETF and mutual fund peer groups average management fee. With respect to the sub-advisory fees, the Board noted that they were payable solely out of the unitary management fee payable to the Adviser. The Adviser also presented two sets of independent peer analyses – the first being active ETFs, with the second being active mutual funds. The Board also considered the allocation of fees among the Adviser and the APA Sub-Adviser.

The Board considered, among other information, the data provided in the third-party report. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive). ITAN’s total expense ratio (for both gross and net) and management fee were in the following quartiles:

Peer Review Analysis for Renewal Funds: Quartiles
Ticker	TER	NER	Mgmt Fee
ITAN	50 bps (ETF – Lowest) (MF - Lowest)	50 bps (ETF – Lowest) (MF - Lowest)	50 bps (ETF – 2nd Lowest) (MF - Lowest)

SPARKLINE INTANGIBLE VALUE ETF

The Board was agreeable to the fee levels.

Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the ITAN Sub-Adviser in connection with providing their respective services to ITAN. The Board reviewed the profit and loss information provided by the Adviser with respect to ITAN, noting that ITAN is not profitable at this time. The Board also reviewed the same type of information provided by the ITAN Sub-Adviser that showed it was not profitable at this time. They also considered the information provided by the ITAN Sub-Adviser that estimated it would reach the breakeven point when ITAN has approximately $50 million in assets. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage ITAN and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that the Adviser agreed to pay all expenses incurred by ITAN except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser and the ITAN Sub-Adviser, as the sponsor of ITAN.

Other Benefits. The Board further considered the extent to which the Adviser or ITAN Sub-Adviser might derive ancillary benefits from ITAN’s operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund.

Economies of Scale. The Board also considered whether economies of scale would be realized by ITAN as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement and Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved each of the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement.

SPARKLINE INTANGIBLE VALUE ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at https://etf.sparklinecapital.com/itan/.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://etf.sparklinecapital.com/itan/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://etf.sparklinecapital.com/itan/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser
Empowered Funds, LLC dba EA Advisers
19 East Eagle Road
Havertown, Pennsylvania 19083

Sub-Adviser
Sparkline Capital LP
11 Hoyt Street, 23G
Brooklyn, New York 11201

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bank Global Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Sparkline Intangible Value ETF
Symbol – ITAN
CUSIP – 02072L771

This material must be preceded or accompanied by a prospectus.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer

Date:	02/03/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick R. Cleary
Patrick Cleary, President, Chief Executive Officer

Date:	02/03/2024

By (Signature and Title)	/s/ Sean R. Hegarty
Sean Hegarty, Treasurer, Chief Financial Officer and Comptroller

Date:	02/03/2024